Income Taxes, Net Operating Losses (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
State
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	$ 1,989
Deferred tax asset for State NOL carryforwards	$ 92
State | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2018
State | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2037
Federal
Operating Loss Carryforwards [Line Items]
Deferred tax asset for Federal NOL carryforward	$ 11
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	Dec. 31, 2037